SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Number of options, Outstanding - beginning of the year	200
Number of options, Expired	(200)
Number of options, Outstanding - end of the year	0
Number of options, Vested and exercisable	0
Aggregate intrinsic value, Outstanding - end of the year	$ 0
Aggregate intrinsic value, Vested and exercisable	$ 0
Weighted average exercise price, Outstanding - beginning of the year	$ 10.3
Weighted average exercise price, Expired	$ 10.3
Weighted average exercise price, Outstanding - end of the year	$ 0
Weighted average exercise price, Vested and exercisable	$ 0